Document and Entity Information	Oct. 20, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	PRUDENTIAL FINANCIAL INC
Amendment Flag	false
Entity Central Index Key	0001137774
Document Type	8-K
Document Period End Date	Oct. 20, 2026
Entity Incorporation State Country Code	NJ
Entity File Number	001-16707
Entity Tax Identification Number	22-3703799
Entity Address, Address Line One	751 Broad Street
Entity Address, City or Town	Newark
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07102
City Area Code	(973)
Local Phone Number	802-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, Par Value $.01
Trading Symbol	PRU
Security Exchange Name	NYSE
A 5950 Junior Subordinated Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.950% Junior Subordinated Notes
Trading Symbol	PRH
Security Exchange Name	NYSE
A 5625 Junior Subordinated Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.625% Junior Subordinated Notes
Trading Symbol	PRS
Security Exchange Name	NYSE
A 4125 Junior Subordinated Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.125% Junior Subordinated Notes
Trading Symbol	PFH
Security Exchange Name	NYSE